INVESTMENT IN UNCONSOLIDATED ENTITY, NET	12 Months Ended
Jun. 30, 2026
INVESTMENT IN UNCONSOLIDATED ENTITY, NET
INVESTMENT IN UNCONSOLIDATED ENTITY, NET

NOTE 12. INVESTMENT IN UNCONSOLIDATED ENTITY, NET

Investment in unconsolidated entity, net consisted of the following:

	June 30,	June 30,	June 30,
	2025	2026	2026
	RMB	RMB	US Dollars
Investment in unconsolidated entity - Initial cost	¥—	¥1,824,974	$268,968
Investment in unconsolidated entity, net	¥—	¥1,824,974	$268,968

The Investment in unconsolidated entity is BHD’s 19% equity interest in MSJ. MSJ was established on December 12, 2024. As of June 30, 2025, MSJ was consolidated into the consolidated financial statements as a subsidiary controlled by BHD with a 70% equity interest. As of August 2025, BHD owned a 70% equity interest in MSJ, having invested ¥1,200,000 ($176,858) for this interest. MSJ primarily produces and sells methanol fuel energy-enhancing additives for vehicles. As of August, 2025, MSJ remains in the initial preparatory phase and is undertaking the procedures necessary for applying for the relevant product manufacturing license. On September 11, 2025, BHD transferred 51% of MSJ’s equity to a non-related investor, changing from a controlling shareholder with 70% ownership to a minority shareholder 19% MSJ’s equity interest. From September 11, 2025 to June 30, 2026, BHD invested ¥700,000 ($103,167) in MSJ as a minority shareholder. As of June 30, 2026, BHD owned a 19% equity interest in MSJ, having invested a total ¥1,900,000 ($280,025) for this interest.